Bank Loans	6 Months Ended
Sep. 30, 2024
Bank Loans [Abstract]
BANK LOANS

Note 11 — BANK LOANS

Long-term and short-term bank loans are as follows:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Total bank loans	3,669,815	3,922,098	3,056,736
Less: current portion of bank loans	(598,848)	(1,057,695)	(824,328)
Long-term bank loans	3,070,967	2,864,403	2,232,408

Bank loans comprised of the following:

Loan	Principal amount		Maturity date	Interest Rate	Repayment method	March 31, 2024	September 30, 2024	September 30, 2024
						S$	S$	US$
				Fixed at 1.68% for first 2 years.
Mortgage loan I	S$	3,270,400	July 31, 2030	Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	1,364,353	1,272,919	992,064

Mortgage loan II	S$	1,062,500	May 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	708,010	689,861	537,653

Mortgage loan III	S$	887,000	March 31, 2031	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	644,691	600,208	467,780

Mortgage loan IV	S$	907,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	634,075	615,744	479,888

Term loan I	S$	960,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	70,937	68,886	53,687

Term loan II	S$	200,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	17,248	16,253	12,667

Trust receipts	S$	1,000,000	N/A	Prevailing Cost of Funds plus 1.50%	Upon 90 to 120 days	230,501	658,227	512,997
Total bank loans						3,669,815	3,922,098	3,056,736

For the six months ended September 30, 2023 and September 30, 2024, the effective interest rate of the Company’s bank loans ranged from 1.50% to 5.00%,and 1.50% to 4.44%, respectively.

Interest expenses arising from the Company’s bank loans for the six months ended September 30, 2023 and September 30, 2024 amounted to S$62,362 and S$69,851 (US$54,439) respectively.

The Company’s bank loans are secured by the following — existing first legal mortgages over certain properties of the Company, existing joint and several guarantees from a director and shareholders of the Company, Mr Zhang Jian and Ms Xu Yukai (Mr. and Mrs Zhang) and existing first legal assignment over an insurance policy for a shareholder of the Company.

The maturity dates for the Company’s outstanding bank loans as of September 30, 2024 are as follows:

	SGD	USD
2025	1,136,281	885,572
2026	483,483	376,809
2027	483,483	376,809
2028	483,483	376,809
2029	483,483	376,809
Thereafter	1,409,050	1,098,162
Total bank loans	4,479,263	3,490,970
Less: Imputed interest	(557,165)	(434,234)
Present value of bank loans	3,922,098	3,056,736

The Company’s bank loan agreements contain certain covenants, which require compliance with certain financial ratios. As of March 31, 2024 and September 30, 2024, the Company were in compliance with all the financial covenants under its existing loan agreements.